Cover	Feb. 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 06, 2025
Entity Registrant Name	IQVIA HOLDINGS INC.
(State or other jurisdiction of incorporation)	DE
(Commission File Number)	001-35907
(IRS Employer Identification No.)	27-1341991
Entity Address, Street	2400 Ellis Rd.
Entity Address, City	Durham
Entity Address, State	NC
Entity Address, Postal Zip Code	27703
City Area Code	919
Local Phone Number	998-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001478242
Amendment Flag	false